SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)					9 Months Ended	12 Months Ended
	Sep. 20, 2022 shares	May 03, 2022 shares	Sep. 21, 2021 shares	Aug. 16, 2021 shares	Sep. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options, outstanding, beginning | shares					715,000	615,000	895,000
Weighted average exercise price, outstanding, beginning | $ / shares					$ 1.51	$ 1.41	$ 1.16
Granted during the period | shares						100,000	10,000	1,135,000
Weighted average exercise price, granted | $ / shares						$ 2.12	$ 6.20	$ 1.09
Exercised during the period | shares	(140,000)	(150,000)	(55,000)	(5,000)			(290,000)	(60.000)
Weighted average exercise price, exercised | $ / shares							$ 0.82	$ 0.82
Cancelled during the period | shares								(180,000)
Weighted average exercise price, cancelled | $ / shares								$ 0.82
Number of options, outstanding, ending | shares					46	715,000	615,000	895,000
Weighted average exercise price, outstanding, ending | $ / shares					$ 2,648.6	$ 1.51	$ 1.41	$ 1.16
Number of options, exercisable, ending | shares					46	667,500
Weighted average exercise price, exercisable, ending | $ / shares					$ 2,648.6	$ 1.47
Share options [member]
IfrsStatementLineItems [Line Items]
Number of options, outstanding, beginning | shares					221	190
Weighted average exercise price, outstanding, beginning | $ / shares					$ 4,877.3	$ 4,554.3
Granted during the period | shares					201	31
Weighted average exercise price, granted | $ / shares					$ 1,711.9	$ 6,847.6
Exercised during the period | shares
Weighted average exercise price, exercised | $ / shares
Cancelled during the period | shares					(376)
Weighted average exercise price, cancelled | $ / shares					$ 3,451
Number of options, outstanding, ending | shares					46	221	190
Weighted average exercise price, outstanding, ending | $ / shares					$ 2,648.6	$ 4,877.3	$ 4,554.3
Number of options, exercisable, ending | shares					46
Weighted average exercise price, exercisable, ending | $ / shares					$ 2,648.6
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of options, outstanding, beginning | shares					3,763	3,237	4,711
Weighted average exercise price, outstanding, beginning | $ / shares					$ 286.9	$ 267.9	$ 220.4
Granted during the period | shares						526	53	5,974
Weighted average exercise price, granted | $ / shares						$ 402.8	$ 1,178	$ 207.1
Exercised during the period | shares	(737)	(790)	(289)	(26)			(1,527)	(315)
Weighted average exercise price, exercised | $ / shares							$ 155.8	$ 155.8
Cancelled during the period | shares								(948)
Weighted average exercise price, cancelled | $ / shares								$ 155.8
Number of options, outstanding, ending | shares						3,763	3,237	4,711
Weighted average exercise price, outstanding, ending | $ / shares						$ 286.9	$ 267.9	$ 220.4
Number of options, exercisable, ending | shares						3,513
Weighted average exercise price, exercisable, ending | $ / shares						$ 279.3